Fair Value Measurements - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Derivative Asset, Statement of Financial Position [Extensible Enumeration]		Prepaid Expense and Other Assets, Current	Prepaid Expense and Other Assets, Current
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Accrued Liabilities and Other Payable, Non Current	Accrued Liabilities and Other Payable, Non Current
Recurring [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Held-to-maturity investments		$ 2,999,245	$ 1,781,305
Available-for-sale investments		5,321,662	4,198,006
Equity securities		10,056	23,582
Other assets		8,891	9,465
Derivative assets	[1]	4,901	13
Derivative liabilities	[2]	(9,314)	(2,818)
Share appreciation rights		(13,010)	(5,522)
Total assets, net, at fair value		5,519,897	3,099,350
Recurring [Member] | 2024 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes			(168,410)
Recurring [Member] | 2025 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		(1,435,716)	(1,179,739)
Recurring [Member] | 2026 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		(1,366,818)	(1,556,532)
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Held-to-maturity investments		2,990,628	1,780,898
Available-for-sale investments		5,307,889	4,177,564
Equity securities		9,416	23,495
Other assets		0	0
Derivative assets	[1]	0	0
Derivative liabilities	[2]	0	0
Share appreciation rights		(13,010)	(5,522)
Total assets, net, at fair value		8,294,923	5,976,435
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | 2024 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes			0
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | 2025 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		0	0
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | 2026 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		0	0
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Held-to-maturity investments		8,315	0
Available-for-sale investments		0	0
Equity securities		640	87
Other assets		0	0
Derivative assets	[1]	4,901	13
Derivative liabilities	[2]	(9,314)	(2,818)
Share appreciation rights		0	0
Total assets, net, at fair value		4,542	(2,718)
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | 2024 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes			0
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | 2025 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		0	0
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | 2026 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		0	0
Recurring [Member] | Unobservable Inputs (Level 3) [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Held-to-maturity investments		302	407
Available-for-sale investments		13,773	20,442
Equity securities		0	0
Other assets		8,891	9,465
Derivative assets	[1]	0	0
Derivative liabilities	[2]	0	0
Share appreciation rights		0	0
Total assets, net, at fair value		(2,779,568)	(2,874,367)
Recurring [Member] | Unobservable Inputs (Level 3) [Member] | 2024 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes			(168,410)
Recurring [Member] | Unobservable Inputs (Level 3) [Member] | 2025 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		(1,435,716)	(1,179,739)
Recurring [Member] | Unobservable Inputs (Level 3) [Member] | 2026 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		$ (1,366,818)	$ (1,556,532)

[1]	Included in prepaid expenses and other assets in the consolidated balance sheets and not designated as hedges.
[2]	Included in accrued expenses and other payables in the consolidated balance sheets and not designated as hedges.